Related Party Transactions (Narrative) (Details) - Sun Valley [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Line Items]
Proportion of ownership interest	48.00%
Expenses incurred	$ 24,000	$ 112,000
Revenue charged to related parties	54,000	$ 40,000
Amounts payable, related parties	$ 42,000